DUE TO FORMER DIRECTOR - RELATED PARTY	12 Months Ended
Jun. 30, 2023
Due To Former Director - Related Party
DUE TO FORMER DIRECTOR - RELATED PARTY

NOTE 4 – DUE TO FORMER DIRECTOR - RELATED PARTY

Due to former director – related party represents unsecured advances made primarily by a former director for operating expenses on behalf of the Company, such as intellectual property and formation expenses. The expenses were paid for on behalf of the Company and are due upon demand. The Company is currently not being charged interest under these advances. The total amounts owed to the former director at June 30, 2023 and 2022 were $29,630 and $30,746, respectively. The Company plans to repay the advances as its cash resources allow (see Note 10).